Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2020, and 2019.

($ millions)	Note	2020	2019
Accrued liability for employee benefits:
Defined benefit pension plans	23	339	291
Other long-term employee benefits and deferred compensation		152	140
Other post-employment benefits	23	332	423
Provisions for litigation and other legal matters		—	—
Contingent consideration	18	142	208
Other non-current liabilities		95	106
Total provisions and other non-current liabilities		1,060	1,168

Disclosure of details of non-current product liabilities and other legal matter provisions
Litigation and other legal matters provision movements

($ millions)	2020	2019	2018
January 1	—	42	49
Additions to provisions	9	—	1
Cash payments	(9)	(40)	(1)
Releases of provisions	—	(2)	(7)
December 31	—	—	42
Less current portion	—	—	(42)
Non-current provisions for litigation and other legal matters at December 31	—	—	—